Other intangibles, net (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangibles
Other intangibles, net consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Customer relationships, net	$124,294	$134,883
Other intangible assets	4,433	4,783
	$128,727	$139,666

Schedule of customer relationships
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(235,706)	$124,294

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(225,117)	$134,883